SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,480,668	16,475,749	17,910,054	10,951,053